12. Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenues, net	$ 3,157,532	$ 2,890,652
Operating (loss), before interest amortization, depreciation and taxes	(5,571,356)
Interest income	274	436
Interest (expense)	(227,094)	(182,943)
Depreciation and amortization	(289,289)
Net Loss	(6,087,465)	(4,134,061)
Assets	3,228,504	1,846,170
Ace Marketing and Promotions, Inc.
Revenues, net	2,995,032
Operating (loss), before interest amortization, depreciation and taxes	(3,775,827)
Interest income	274
Interest (expense)	(227,094)
Depreciation and amortization	(99,860)
Net Loss	(4,102,507)
Assets	2,287,313
Mobiquity Networks Inc.
Assets	941,191
Mobiquity Networks Inc
Revenues, net	162,500
Operating (loss), before interest amortization, depreciation and taxes	(1,795,529)
Interest income	0
Interest (expense)	0
Depreciation and amortization	(189,429)
Net Loss	$ (1,984,958)